Long-Term Loans, Net of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2017
Current Maturities of Long Term Loans/Long-Term Loans, Net of Current Maturities [Abstract]
Schedule of linkage and interest rates
Loan currency	Weighted interest rate as of December 31, 2017	December 31,
	%	2017	2016

NIS	3.35	$3,028	$3,134

Less - current maturities		505	400

		$2,523	$2,734

Schedule of maturities of long-term debt
Payment schedule	December 31, 2017

2018	$505
2019	505
2020	505
2021	505
2022	505
2023	503
Total	$3,028